Debt (Schedule Of Maturities Of Debt And Capital Lease Obligations) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt [Abstract]
2017	$ 3,755,193
2018	3,123,579
2019	4,616,811
2020	3,687,839
2021	4,952,852
Thereafter	7,225,259
Total outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 27,361,533